MFRA NQM DEPOSITOR, LLC ABS-15G

Exhibit 99.19

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	18	90.00%
Delinquency, No Missing Data	2	10.00%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	20	100.00%